CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues
Environmental Services Revenue	$ 29,206	$ 19,880
Cost of Sales
Environmental Services Costs	23,130	13,828
Total Gross Profit	6,076	6,052
General and administrative expenses	17,084	12,170
Mine site care and maintenance	2,062	2,603
Operating expense	19,146	14,773
Operating Loss	(13,070)	(8,721)
Other Income (Expenses)
Other income and expenses	(511)	(772)
Loss on investments	(3)	(572)
Gain on embedded derivative	5,489	3,071
Loss Before Taxes	(8,095)	(6,994)
Income Tax Provision
Deferred	820	1,507
Net Loss	(8,915)	(8,501)
Other Comprehensive Income (Loss)
Gain (loss) on FVTOCI investments, net of tax	547	(798)
Items that may be reclassified subsequently to net loss
Cumulative translation adjustments, net of tax	(113)	213
Other Comprehensive Loss (Income)	434	(585)
Total Comprehensive Loss	$ (8,481)	$ (9,086)
Basic and diluted loss per common share	$ (0.08)	$ (0.08)
Weighted average number of common shares outstanding	114,158,813	105,034,345